Intangible assets, net (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Intangible assets, net
Total cost	¥ 11,055	¥ 11,055
Less: accumulated amortization	(6,412)	(5,518)
Total	4,643	5,537
Purchased software
Intangible assets, net
Total cost	¥ 11,055	¥ 11,055